Commitments, contingencies and guarantees (Tables)	6 Months Ended
Sep. 30, 2021
Commitments, Contingencies and Guarantees [Abstract]
Commitments outstanding

	Millions of yen
	March 31, 2021	September 30, 2021
Commitments to extend credit
Liquidity facilities to central clearing counterparties	¥1,400,076	¥1,214,587
Other commitments to extend credit	901,867	1,056,581

Total	¥2,301,943	¥2,271,168

Commitments to invest	¥136,367	¥26,511

Maturity schedule of commitments

	Millions of yen
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit
Liquidity facilities to central clearing counterparties	¥1,214,587	¥1,214,587	¥—	¥—	¥—
Other commitments to extend credit	1,056,581	305,693	226,516	188,982	335,390

Total	¥2,271,168	¥1,520,280	¥226,516	¥188,982	¥335,390

Commitments to invest	¥26,511	¥136	¥2,038	¥4,239	¥20,099

Information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	March 31, 2021		September 30, 2021
	Carrying value	Maximum Potential Payout/ Notional Total	Carrying value	Maximum Potential Payout/ Notional Total
Derivative contracts (1)(2)	¥5,207,911	¥322,635,226	¥4,192,556	¥335,257,050
Standby letters of credit and other guarantees (3)	—	206,072	—	592,318

(1)	Credit derivatives are disclosed in Note 3. “ Derivative instruments and hedging activities ” and are excluded from derivative contracts.
(2)	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
(3)
As of March 31, 2021 and September 30, 2021, primarily related to a certain sponsored repo program where Nomura guarantees to a 3rd party clearing house the payment of its clients’ obligations. Our exposure under this guarantee is minimized through effectively obtaining collaterals whose amount is approximately equal to the maximum potential payout of the guarantee.

Maturity information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	Carrying value	Maximum Potential Payout/Notional
		Total	Years to Maturity
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥4,192,556	¥335,257,050	¥74,966,306	¥88,589,281	¥49,474,447	¥122,227,016
Standby letters of credit and other guarantees	—	592,318	574,803	14,028	283	3,204